WARRANTS ON COMMON STOCK (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				8,911,744
Warrant
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 0.13	$ 0.12	$ 1.05
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	272,779
Aggregate value of warrants	$ 35,500	$ 32,700	$ 300,000